PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4. PROPERTY AND EQUIPMENT
Property and equipment as of December 31, 2025 and December 31, 2024 consisted of the following:

($ in thousands)	December 31, 2025	December 31, 2024
Land and Buildings	$213,171	$209,668
Machinery and Equipment	42,905	44,347
Furniture and Fixtures	47,745	43,054
Leasehold Improvements	170,849	183,522
Website, Computer Equipment and Software	11,975	11,853
Vehicles	2,678	2,784
Construction In Progress	22,988	12,037
Total property and equipment, gross	512,311	507,265
Less: Accumulated depreciation	(185,119)	(162,419)
Property and equipment, net	$327,192	$344,846
As of December 31, 2025 and December 31, 2024, costs related to unfinished construction at the Company’s facilities and dispensaries were capitalized in construction in progress and not depreciated. Depreciation will commence when construction is completed and the facilities and dispensaries are available for their intended use.
The following table reflects depreciation expense related to property and equipment for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Depreciation expense included in cost of goods sold and ending inventory	$26,313	$28,648
Depreciation expense included in selling, general, and administrative expense	14,416	15,547
Total depreciation expense	$40,729	$44,195
As of December 31, 2025 and December 31, 2024, ending inventory includes $8.8 million and $8.2 million of capitalized depreciation, respectively.
The following table reflects depreciation expense capitalized to cost of goods sold and depreciation expense capitalized to ending inventory for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Capitalized expense included in cost of goods sold	$25,664	$33,299
Capitalized expense to inventory for prior periods	8,345	12,795
During the year ended December 31, 2025, the Company disposed of $1.3 million of property and equipment no longer in use in various states. The Company recorded a total $1.3 million net loss on the disposals of those assets. In the same period, the Company sold $1.9 million of property and equipment in various states and recorded $1.1 million in net losses on the sales. The gains and losses on disposals and sale of these assets are recorded in Other expense, net on the Consolidated Statements of Operations.

During the year ended December 31, 2025, the Company recorded $0.3 million of impairment of property and equipment related to the shut down of our Cub City cultivation facility. See Note 10 “Acquisitions and Dispositions” for additional information.

During the year ended December 31, 2024, the Company sold $0.3 million of property and equipment and recorded a $0.1 million net gain, primarily related to the sale of a medical dispensary in Pennsylvania. The gain is recorded in Other expense, net on the Consolidated Statements of Operations.
During the year ended December 31, 2024, the Company additionally disposed of $0.8 million of property and equipment no longer in use in various states. The Company recorded a total $0.8 million net loss on the disposal of those assets which is recorded in Other expense, net in the Consolidated Statements of Operations.